Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent Events

29. Subsequent events

 COVID-19 pandemic has brought about an unprecedented challenge for many entities with increased uncertainty in the global economy. As the situation is still evolving the full effect of the outbreak is still uncertainty and the Company is therefore unable to provide a quantitative estimate of the potential impact of this outbreak on the Company.

The Company continues to monitor and evaluate any possible impact on the Company’s business and will consider implementation of various measures to mitigate the effects arising from the COVID-19 situation.